Schedule of Investments(a)
January 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–41.99%
Aerospace & Defense–0.82%
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	$383,000	$394,761
5.60%, 07/31/2053	436,000	455,882
Lockheed Martin Corp.,
5.10%, 11/15/2027	333,000	341,933
4.50%, 02/15/2029	2,375,000	2,378,999
4.75%, 02/15/2034	699,000	704,163
4.80%, 08/15/2034	2,938,000	2,960,570
5.90%, 11/15/2063	198,000	223,740
5.20%, 02/15/2064	1,813,000	1,839,741
Northrop Grumman Corp., 4.95%, 03/15/2053	246,000	239,270
RTX Corp.,
5.75%, 01/15/2029	1,339,000	1,398,333
6.00%, 03/15/2031	682,000	726,044
5.15%, 02/27/2033	1,008,000	1,021,981
6.10%, 03/15/2034	1,648,000	1,789,413
6.40%, 03/15/2054	780,000	899,080
		15,373,910
Agricultural & Farm Machinery–0.14%
CNH Industrial Capital LLC, 5.45%, 10/14/2025	584,000	588,364
John Deere Capital Corp.,
4.55%, 10/11/2024	574,000	572,297
4.70%, 06/10/2030	1,420,000	1,436,994
		2,597,655
Agricultural Products & Services–0.05%
Cargill, Inc.,
4.88%, 10/10/2025(b)	500,000	502,182
4.75%, 04/24/2033(b)	428,000	425,457
		927,639
Air Freight & Logistics–0.08%
United Parcel Service, Inc., 5.05%, 03/03/2053	1,405,000	1,423,049
Apparel, Accessories & Luxury Goods–0.38%
Tapestry, Inc.,
7.05%, 11/27/2025	1,583,000	1,620,080
7.00%, 11/27/2026	1,209,000	1,247,489
7.35%, 11/27/2028	1,539,000	1,613,107
7.70%, 11/27/2030	1,139,000	1,207,861
7.85%, 11/27/2033	1,379,000	1,474,797
		7,163,334
Application Software–0.14%
Intuit, Inc.,
5.20%, 09/15/2033	1,503,000	1,559,970
5.50%, 09/15/2053	968,000	1,033,620
		2,593,590
Principal Amount		Value
Asset Management & Custody Banks–0.98%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	$1,889,000	$1,979,153
5.15%, 05/15/2033	1,125,000	1,152,175
Ares Capital Corp., 5.88%, 03/01/2029	1,978,000	1,961,047
BlackRock, Inc., 4.75%, 05/25/2033	1,186,000	1,188,402
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	2,121,000	1,911,757
Golub Capital BDC, Inc., 6.00%, 07/15/2029	3,282,000	3,244,542
Northern Trust Corp., 6.13%, 11/02/2032	316,000	340,750
State Street Corp.,
5.68%, 11/21/2029(c)	2,991,000	3,094,226
6.12%, 11/21/2034(c)	2,198,000	2,325,514
Series I, 6.70%(c)(d)	1,036,000	1,035,998
		18,233,564
Automobile Manufacturers–1.95%
Daimler Truck Finance North America LLC (Germany),
5.60%, 08/08/2025(b)	1,734,000	1,748,385
5.15%, 01/16/2026(b)	914,000	918,179
5.00%, 01/15/2027(b)	1,050,000	1,056,240
5.38%, 01/18/2034(b)	870,000	885,644
Ford Motor Credit Co. LLC,
6.80%, 11/07/2028	1,659,000	1,733,955
7.12%, 11/07/2033	1,137,000	1,219,217
Hyundai Capital America,
5.50%, 03/30/2026(b)	700,000	704,483
5.65%, 06/26/2026(b)	1,561,000	1,577,047
5.25%, 01/08/2027(b)	4,362,000	4,397,912
5.60%, 03/30/2028(b)	914,000	934,462
5.80%, 04/01/2030(b)	198,000	205,575
Mercedes-Benz Finance North America LLC (Germany),
4.90%, 01/09/2026(b)	8,229,000	8,253,080
4.80%, 01/11/2027(b)	7,765,000	7,790,997
5.10%, 08/03/2028(b)	1,304,000	1,327,062
4.85%, 01/11/2029(b)	1,764,000	1,774,981
5.00%, 01/11/2034(b)	560,000	559,979
PACCAR Financial Corp.,
4.95%, 10/03/2025	593,000	596,359
4.60%, 01/10/2028	269,000	271,648
Toyota Motor Credit Corp., 4.63%, 01/12/2028	460,000	463,923
		36,419,128
Automotive Parts & Equipment–0.69%
American Honda Finance Corp.,
4.95%, 01/09/2026	7,745,000	7,783,976
4.70%, 01/12/2028	791,000	799,678
4.60%, 04/17/2030	402,000	401,996
4.90%, 01/10/2034	1,867,000	1,867,002

See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Automotive Parts & Equipment–(continued)
ERAC USA Finance LLC,
4.60%, 05/01/2028(b)	$866,000	$862,077
4.90%, 05/01/2033(b)	1,100,000	1,099,715
		12,814,444
Automotive Retail–0.13%
Advance Auto Parts, Inc., 5.95%, 03/09/2028	903,000	902,155
AutoZone, Inc.,
5.05%, 07/15/2026	807,000	811,010
5.20%, 08/01/2033	776,000	784,445
		2,497,610
Biotechnology–0.38%
Amgen, Inc.,
5.25%, 03/02/2025	1,269,000	1,272,095
5.15%, 03/02/2028	855,000	870,734
5.25%, 03/02/2030	363,000	371,767
5.25%, 03/02/2033	824,000	840,910
5.60%, 03/02/2043	718,000	739,236
5.65%, 03/02/2053	798,000	822,826
Gilead Sciences, Inc.,
5.25%, 10/15/2033	1,469,000	1,525,241
5.55%, 10/15/2053	622,000	660,766
		7,103,575
Building Products–0.07%
Carrier Global Corp.,
5.90%, 03/15/2034(b)	536,000	573,082
6.20%, 03/15/2054(b)	565,000	640,009
		1,213,091
Cable & Satellite–0.60%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	840,000	832,721
6.15%, 11/10/2026	4,272,000	4,364,876
6.65%, 02/01/2034	2,579,000	2,686,953
Comcast Corp., 5.50%, 11/15/2032	536,000	565,025
Cox Communications, Inc.,
5.70%, 06/15/2033(b)	359,000	367,503
5.80%, 12/15/2053(b)	2,317,000	2,345,395
		11,162,473
Cargo Ground Transportation–0.25%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	317,000	320,213
5.35%, 01/12/2027(b)	373,000	375,367
5.70%, 02/01/2028(b)	400,000	409,108
5.55%, 05/01/2028(b)	797,000	811,805
6.05%, 08/01/2028(b)	899,000	933,829
6.20%, 06/15/2030(b)	328,000	345,061
Ryder System, Inc., 6.60%, 12/01/2033	1,308,000	1,428,566
		4,623,949
Principal Amount		Value
Commercial & Residential Mortgage Finance–0.20%
Aviation Capital Group LLC, 6.75%, 10/25/2028(b)	$2,001,000	$2,102,483
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	1,598,000	1,650,627
		3,753,110
Construction Machinery & Heavy Transportation Equipment– 0.27%
Caterpillar Financial Services Corp., 5.15%, 08/11/2025	3,231,000	3,255,956
Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)	732,000	740,666
Komatsu Finance America, Inc., 5.50%, 10/06/2027(b)	967,000	991,372
		4,987,994
Consumer Finance–0.31%
Capital One Financial Corp.,
7.15%, 10/29/2027(c)	1,429,000	1,489,836
6.31%, 06/08/2029(c)	956,000	986,129
5.70%, 02/01/2030(c)	696,000	702,962
7.62%, 10/30/2031(c)	1,353,000	1,495,151
General Motors Financial Co., Inc.,
6.05%, 10/10/2025	905,000	918,600
5.40%, 04/06/2026	234,000	235,562
		5,828,240
Consumer Staples Merchandise Retail–0.13%
Dollar General Corp., 5.50%, 11/01/2052	243,000	235,471
Target Corp.,
4.50%, 09/15/2032	375,000	371,716
4.80%, 01/15/2053	459,000	444,746
Walmart, Inc.,
4.50%, 09/09/2052	150,000	143,032
4.50%, 04/15/2053	1,272,000	1,208,888
		2,403,853
Data Processing & Outsourced Services–0.13%
Concentrix Corp., 6.85%, 08/02/2033	2,387,000	2,426,483
Distillers & Vintners–0.03%
Brown-Forman Corp., 4.75%, 04/15/2033	257,000	260,226
Constellation Brands, Inc., 4.90%, 05/01/2033	217,000	215,676
		475,902
Distributors–0.17%
Genuine Parts Co.,
6.50%, 11/01/2028	922,000	981,649
6.88%, 11/01/2033	1,876,000	2,103,560
		3,085,209
Diversified Banks–10.36%
Australia and New Zealand Banking Group Ltd. (Australia), 5.09%, 12/08/2025	1,129,000	1,137,134
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 7.88%, 11/15/2034(c)	1,400,000	1,519,013
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Banco Santander S.A. (Spain), 6.53%, 11/07/2027(c)	$9,400,000	$9,724,081
Bank of America Corp.,
5.93%, 09/15/2027(c)	6,712,000	6,858,152
4.95%, 07/22/2028(c)	287,000	287,626
5.20%, 04/25/2029(c)	1,664,000	1,678,274
5.82%, 09/15/2029(c)	2,313,000	2,392,312
4.57%, 04/27/2033(c)	335,000	320,726
5.02%, 07/22/2033(c)	370,000	366,887
5.29%, 04/25/2034(c)	1,597,000	1,607,394
5.87%, 09/15/2034(c)	1,812,000	1,898,142
5.47%, 01/23/2035(c)	2,192,000	2,233,075
Bank of America N.A., 5.53%, 08/18/2026	3,332,000	3,398,560
Bank of Montreal (Canada), 5.30%, 06/05/2026	672,000	679,121
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	966,000	1,001,891
8.00%, 01/27/2084(c)	2,555,000	2,601,864
BBVA Bancomer S.A. (Mexico), 8.13%, 01/08/2039(b)(c)	2,685,000	2,733,330
BPCE S.A. (France),
5.92% (SOFR + 0.57%), 01/14/2025(b)(e)	1,318,000	1,319,029
5.20%, 01/18/2027(b)	2,327,000	2,345,870
5.72%, 01/18/2030(b)(c)	1,263,000	1,271,956
6.51%, 01/18/2035(b)(c)	1,191,000	1,205,818
Citigroup, Inc.,
5.61%, 09/29/2026(c)	878,000	885,089
6.17%, 05/25/2034(c)	1,679,000	1,742,229
7.38%(c)(d)	5,542,000	5,648,761
7.63%(c)(d)	5,687,000	5,828,331
Citizens Bank N.A., 6.06%, 10/24/2025(c)	1,180,000	1,176,676
Comerica, Inc., 5.98%, 01/30/2030(c)	1,137,000	1,133,955
Credit Agricole S.A. (France),
5.34%, 01/10/2030(b)(c)	2,567,000	2,578,960
6.25%, 01/10/2035(b)(c)	1,712,000	1,746,916
Federation des caisses Desjardins du Quebec (Canada), 5.28%, 01/23/2026(b)(c)	2,110,000	2,104,462
Fifth Third Bancorp,
2.38%, 01/28/2025	387,000	375,797
1.71%, 11/01/2027(c)	411,000	372,490
6.34%, 07/27/2029(c)	254,000	264,553
4.77%, 07/28/2030(c)	762,000	742,221
5.63%, 01/29/2032(c)	641,000	647,227
HSBC Holdings PLC (United Kingdom),
5.89%, 08/14/2027(c)	1,885,000	1,912,388
5.21%, 08/11/2028(c)	961,000	960,592
7.40%, 11/13/2034(c)	1,105,000	1,208,770
6.33%, 03/09/2044(c)	1,043,000	1,129,205
Huntington National Bank (The), 5.70%, 11/18/2025(c)	2,019,000	2,008,548
Intesa Sanpaolo S.p.A. (Italy),
7.20%, 11/28/2033(b)	1,190,000	1,276,034
7.80%, 11/28/2053(b)	1,954,000	2,145,683
Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
5.04%, 01/23/2028(c)	$3,766,000	$3,782,971
4.85%, 07/25/2028(c)	331,000	330,654
5.30%, 07/24/2029(c)	1,394,000	1,417,323
6.09%, 10/23/2029(c)	1,895,000	1,990,714
5.01%, 01/23/2030(c)	1,377,000	1,384,328
4.59%, 04/26/2033(c)	239,000	230,972
5.72%, 09/14/2033(c)	669,000	689,769
5.35%, 06/01/2034(c)	2,587,000	2,631,141
6.25%, 10/23/2034(c)	2,922,000	3,167,821
5.34%, 01/23/2035(c)	1,088,000	1,106,114
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	5,449,000	5,519,974
KeyBank N.A.,
3.30%, 06/01/2025	1,128,000	1,092,815
4.15%, 08/08/2025	629,000	615,337
5.85%, 11/15/2027	1,311,000	1,315,028
KeyCorp, 3.88%, 05/23/2025(c)	592,000	587,057
Lloyds Banking Group PLC (United Kingdom), 5.68%, 01/05/2035(c)	1,023,000	1,037,475
Manufacturers & Traders Trust Co.,
5.40%, 11/21/2025	1,157,000	1,155,202
4.70%, 01/27/2028	1,128,000	1,106,290
Mitsubishi UFJ Financial Group, Inc. (Japan),
4.79%, 07/18/2025(c)	917,000	913,224
5.02%, 07/20/2028(c)	1,012,000	1,013,438
5.24%, 04/19/2029(c)	981,000	996,490
5.41%, 04/19/2034(c)	1,024,000	1,051,657
8.20%(c)(d)	5,383,000	5,809,301
Mizuho Financial Group, Inc. (Japan), 5.78%, 07/06/2029(c)	925,000	950,502
National Securities Clearing Corp.,
5.10%, 11/21/2027(b)	1,550,000	1,580,325
5.00%, 05/30/2028(b)	1,305,000	1,332,811
PNC Financial Services Group, Inc. (The),
5.67%, 10/28/2025(c)	560,000	559,908
6.62%, 10/20/2027(c)	2,440,000	2,537,029
5.58%, 06/12/2029(c)	1,555,000	1,588,074
6.04%, 10/28/2033(c)	350,000	366,206
5.07%, 01/24/2034(c)	523,000	515,093
6.88%, 10/20/2034(c)	1,645,000	1,828,903
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	2,462,000	2,475,527
4.95%, 02/01/2029	904,000	911,178
5.00%, 02/01/2033	679,000	679,521
5.15%, 02/01/2034	1,433,000	1,436,902
Santander UK Group Holdings PLC (United Kingdom), 6.83%, 11/21/2026(c)	1,077,000	1,100,511
Societe Generale S.A. (France),
6.07%, 01/19/2035(b)(c)	1,085,000	1,089,951
7.13%, 01/19/2055(b)(c)	1,003,000	999,765
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(c)	1,225,000	1,246,705
6.75%, 02/08/2028(b)(c)	1,074,000	1,109,933
7.02%, 02/08/2030(b)(c)	1,075,000	1,137,441
2.68%, 06/29/2032(b)(c)	1,468,000	1,198,788
6.10%, 01/11/2035(b)(c)	1,576,000	1,610,259
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.81%, 09/14/2033	$1,549,000	$1,635,259
6.18%, 07/13/2043	448,000	505,832
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 03/09/2026(b)	1,055,000	1,070,320
5.65%, 09/14/2026(b)	1,274,000	1,296,426
5.55%, 09/14/2028(b)	1,437,000	1,479,239
Synovus Bank, 5.63%, 02/15/2028	1,173,000	1,151,771
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	961,000	1,000,525
U.S. Bancorp,
4.55%, 07/22/2028(c)	325,000	320,799
5.78%, 06/12/2029(c)	1,194,000	1,223,992
5.38%, 01/23/2030(c)	2,638,000	2,670,110
4.97%, 07/22/2033(c)	253,000	240,399
4.84%, 02/01/2034(c)	1,076,000	1,034,912
5.84%, 06/12/2034(c)	1,163,000	1,200,718
5.68%, 01/23/2035(c)	1,698,000	1,738,126
UBS AG (Switzerland), 5.65%, 09/11/2028	1,050,000	1,085,787
Wells Fargo & Co.,
5.57%, 07/25/2029(c)	962,000	983,696
6.30%, 10/23/2029(c)	1,303,000	1,373,725
5.20%, 01/23/2030(c)	1,540,000	1,552,449
5.39%, 04/24/2034(c)	516,000	520,828
5.56%, 07/25/2034(c)	2,525,000	2,578,845
6.49%, 10/23/2034(c)	3,409,000	3,720,674
5.50%, 01/23/2035(c)	2,233,000	2,278,255
4.61%, 04/25/2053(c)	290,000	260,088
7.63%(c)(d)	1,129,000	1,185,482
Wells Fargo Bank N.A.,
5.55%, 08/01/2025	3,742,000	3,782,376
4.81%, 01/15/2026	2,658,000	2,663,722
5.45%, 08/07/2026	2,523,000	2,564,026
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	4,182,000	4,564,602
		193,352,552
Diversified Capital Markets–0.50%
UBS Group AG (Switzerland),
4.55%, 04/17/2026	1,142,000	1,130,055
5.71%, 01/12/2027(b)(c)	958,000	964,274
4.75%, 05/12/2028(b)(c)	1,054,000	1,039,436
5.43%, 02/08/2030(b)(c)	1,049,000	1,057,449
6.30%, 09/22/2034(b)(c)	1,387,000	1,469,805
5.70%, 02/08/2035(b)(c)	910,000	924,128
9.25%(b)(c)(d)	1,396,000	1,524,308
9.25%(b)(c)(d)	1,201,000	1,287,699
		9,397,154
Diversified Financial Services–0.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 5.10%, 01/19/2029	776,000	771,813
Apollo Global Management, Inc., 6.38%, 11/15/2033	1,606,000	1,748,557
Principal Amount		Value
Diversified Financial Services–(continued)
Corebridge Financial, Inc.,
6.05%, 09/15/2033(b)	$1,375,000	$1,441,028
5.75%, 01/15/2034	2,430,000	2,495,166
		6,456,564
Diversified Metals & Mining–0.35%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	1,980,000	2,027,408
5.25%, 09/08/2030	1,327,000	1,369,949
5.25%, 09/08/2033	2,368,000	2,434,211
5.50%, 09/08/2053	743,000	789,276
		6,620,844
Diversified REITs–0.06%
VICI Properties L.P./VICI Note Co., Inc., 5.63%, 05/01/2024(b)	1,096,000	1,094,995
Diversified Support Services–0.09%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(b)	1,669,000	1,735,291
Electric Utilities–4.43%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	2,489,000	2,406,346
Alabama Power Co., 5.85%, 11/15/2033	492,000	526,751
American Electric Power Co., Inc.,
5.75%, 11/01/2027	333,000	343,523
5.20%, 01/15/2029	1,627,000	1,652,511
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	314,000	314,357
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	906,000	946,572
5.90%, 11/15/2053	1,267,000	1,383,495
Constellation Energy Generation LLC,
6.13%, 01/15/2034	534,000	570,296
6.50%, 10/01/2053	470,000	526,593
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	600,000	683,920
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	506,000	509,596
Duke Energy Corp.,
5.00%, 12/08/2025	772,000	773,941
4.85%, 01/05/2029	1,670,000	1,675,730
5.00%, 08/15/2052	335,000	310,195
Duke Energy Indiana LLC, 5.40%, 04/01/2053	597,000	597,174
Electricite de France S.A. (France), 5.70%, 05/23/2028(b)	627,000	647,174
Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)	814,000	870,426
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	1,037,000	1,063,805
Evergy Metro, Inc., 4.95%, 04/15/2033	330,000	328,181
Eversource Energy,
5.00%, 01/01/2027	2,865,000	2,871,601
5.50%, 01/01/2034	1,449,000	1,466,189
Exelon Corp., 5.60%, 03/15/2053	503,000	508,088
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Florida Power & Light Co., 4.80%, 05/15/2033	$359,000	$360,960
Georgia Power Co.,
4.65%, 05/16/2028	410,000	410,972
4.95%, 05/17/2033	440,000	440,482
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	196,000	198,296
MidAmerican Energy Co.,
5.35%, 01/15/2034	362,000	379,091
5.85%, 09/15/2054	650,000	711,181
5.30%, 02/01/2055	1,626,000	1,651,099
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	9,828,000	9,864,251
4.85%, 02/07/2029	2,698,000	2,721,033
5.00%, 02/07/2031	2,524,000	2,542,399
5.80%, 01/15/2033	208,000	219,673
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	628,000	633,480
4.95%, 01/29/2026	9,173,000	9,176,403
4.63%, 07/15/2027	538,000	536,593
4.90%, 03/15/2029	4,129,000	4,139,447
5.25%, 03/15/2034	3,440,000	3,464,039
5.55%, 03/15/2054	4,156,000	4,165,433
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(b)	1,646,000	1,648,309
5.66%, 01/17/2054(b)	694,000	701,857
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	289,000	302,269
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	1,518,000	1,609,726
PacifiCorp,
5.10%, 02/15/2029	1,687,000	1,708,038
5.30%, 02/15/2031	1,391,000	1,412,094
5.45%, 02/15/2034	2,094,000	2,123,300
5.80%, 01/15/2055	1,597,000	1,602,355
PECO Energy Co., 4.90%, 06/15/2033	662,000	668,535
Public Service Co. of Colorado, 5.25%, 04/01/2053	460,000	452,923
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	499,000	518,446
Public Service Electric and Gas Co., 5.13%, 03/15/2053	313,000	316,353
San Diego Gas & Electric Co., 5.35%, 04/01/2053	1,080,000	1,082,136
Sierra Pacific Power Co., 5.90%, 03/15/2054(b)	440,000	461,869
Southern Co. (The),
5.15%, 10/06/2025	299,000	300,207
5.70%, 10/15/2032	225,000	234,797
Southwestern Electric Power Co., 5.30%, 04/01/2033	407,000	408,840
Tampa Electric Co., 4.90%, 03/01/2029	1,569,000	1,586,099
Virginia Electric and Power Co.,
5.00%, 04/01/2033	441,000	442,906
5.35%, 01/15/2054	1,224,000	1,222,209
Vistra Operations Co. LLC, 6.95%, 10/15/2033(b)	1,181,000	1,248,997
		82,643,561
Principal Amount		Value
Environmental & Facilities Services–0.59%
Republic Services, Inc.,
4.88%, 04/01/2029	$1,897,000	$1,921,587
5.00%, 12/15/2033	1,673,000	1,689,349
5.00%, 04/01/2034	267,000	269,899
Veralto Corp.,
5.50%, 09/18/2026(b)	4,143,000	4,203,411
5.35%, 09/18/2028(b)	1,837,000	1,876,421
5.45%, 09/18/2033(b)	964,000	989,022
		10,949,689
Financial Exchanges & Data–0.15%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	209,000	205,619
4.95%, 06/15/2052	267,000	257,490
5.20%, 06/15/2062	575,000	579,347
Nasdaq, Inc.,
5.35%, 06/28/2028	369,000	378,570
5.55%, 02/15/2034	512,000	531,219
5.95%, 08/15/2053	237,000	253,478
6.10%, 06/28/2063	483,000	521,572
		2,727,295
Gas Utilities–0.12%
Atmos Energy Corp.,
5.90%, 11/15/2033	660,000	715,069
6.20%, 11/15/2053	511,000	585,538
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	681,000	697,437
Southwest Gas Corp., 5.45%, 03/23/2028	304,000	310,709
		2,308,753
Health Care Distributors–0.03%
McKesson Corp., 5.10%, 07/15/2033	457,000	468,525
Health Care Equipment–0.11%
Alcon Finance Corp. (Switzerland), 5.38%, 12/06/2032(b)	904,000	930,165
Becton, Dickinson and Co., 4.69%, 02/13/2028	369,000	369,125
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	743,000	736,780
		2,036,070
Health Care Facilities–0.12%
HCA, Inc., 5.90%, 06/01/2053	1,021,000	1,039,880
UPMC,
5.04%, 05/15/2033	811,000	816,882
5.38%, 05/15/2043	311,000	315,520
		2,172,282
Health Care Services–0.23%
CVS Health Corp.,
5.00%, 01/30/2029	669,000	677,083
5.25%, 01/30/2031	216,000	219,918
5.30%, 06/01/2033	791,000	801,803
6.00%, 06/01/2063	391,000	404,136
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Health Care Services–(continued)
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	$43,000	$35,193
Series 2042, 2.72%, 01/01/2042	439,000	315,568
2.86%, 01/01/2052	576,000	386,150
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	823,000	496,894
Quest Diagnostics, Inc., 6.40%, 11/30/2033	893,000	979,369
		4,316,114
Home Improvement Retail–0.22%
Home Depot, Inc. (The), 4.90%, 04/15/2029	1,908,000	1,954,354
Lowe’s Cos., Inc.,
5.00%, 04/15/2033	412,000	417,770
5.75%, 07/01/2053	236,000	249,846
5.80%, 09/15/2062	80,000	83,963
5.85%, 04/01/2063	1,373,000	1,447,911
		4,153,844
Hotels, Resorts & Cruise Lines–0.03%
Marriott International, Inc., 4.90%, 04/15/2029	620,000	624,068
Industrial Conglomerates–0.00%
Honeywell International, Inc., 5.00%, 02/15/2033	58,000	59,759
Industrial Machinery & Supplies & Components–0.17%
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	260,000	266,815
5.70%, 08/14/2033	878,000	917,551
Nordson Corp.,
5.60%, 09/15/2028	396,000	408,284
5.80%, 09/15/2033	666,000	704,071
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	866,000	889,472
		3,186,193
Industrial REITs–0.60%
LXP Industrial Trust, 6.75%, 11/15/2028	657,000	686,943
Prologis L.P.,
4.88%, 06/15/2028	730,000	740,342
4.63%, 01/15/2033	506,000	498,735
4.75%, 06/15/2033	1,154,000	1,149,207
5.13%, 01/15/2034	657,000	667,837
5.00%, 03/15/2034	4,805,000	4,829,741
5.25%, 06/15/2053	1,504,000	1,519,845
5.25%, 03/15/2054	1,153,000	1,165,154
		11,257,804
Insurance Brokers–0.26%
Arthur J. Gallagher & Co.,
6.50%, 02/15/2034	897,000	984,773
6.75%, 02/15/2054	963,000	1,115,323
Principal Amount		Value
Insurance Brokers–(continued)
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	$1,238,000	$1,297,095
5.45%, 03/15/2053	296,000	307,737
5.70%, 09/15/2053	1,108,000	1,194,110
		4,899,038
Integrated Oil & Gas–0.28%
BP Capital Markets America, Inc.,
4.70%, 04/10/2029	3,668,000	3,691,617
4.81%, 02/13/2033	337,000	336,846
4.89%, 09/11/2033	632,000	635,402
Occidental Petroleum Corp., 4.63%, 06/15/2045	728,000	597,553
		5,261,418
Integrated Telecommunication Services–0.10%
AT&T, Inc.,
2.55%, 12/01/2033	446,000	361,991
5.40%, 02/15/2034	861,000	883,552
Verizon Communications, Inc., 2.36%, 03/15/2032	742,000	616,437
		1,861,980
Interactive Media & Services–0.08%
Meta Platforms, Inc.,
4.65%, 08/15/2062	398,000	365,210
5.75%, 05/15/2063	1,044,000	1,133,174
		1,498,384
Investment Banking & Brokerage–1.45%
Charles Schwab Corp. (The),
5.64%, 05/19/2029(c)	909,000	930,543
6.20%, 11/17/2029(c)	1,957,000	2,047,495
5.85%, 05/19/2034(c)	909,000	942,275
6.14%, 08/24/2034(c)	2,313,000	2,446,201
Series K, 5.00%(c)(d)	394,000	367,191
Goldman Sachs Group, Inc. (The),
5.70%, 11/01/2024	470,000	471,443
Series W, 7.50%(c)(d)	8,654,000	9,111,529
Morgan Stanley,
5.12%, 02/01/2029(c)	320,000	321,305
5.16%, 04/20/2029(c)	1,875,000	1,888,101
5.45%, 07/20/2029(c)	515,000	524,418
6.41%, 11/01/2029(c)	1,597,000	1,692,952
5.17%, 01/16/2030(c)	1,500,000	1,513,384
5.25%, 04/21/2034(c)	1,870,000	1,871,737
5.42%, 07/21/2034(c)	1,117,000	1,131,964
5.47%, 01/18/2035(c)	1,572,000	1,604,842
5.95%, 01/19/2038(c)	277,000	282,969
		27,148,349
Leisure Products–0.13%
Polaris, Inc., 6.95%, 03/15/2029	2,213,000	2,351,066
Life & Health Insurance–3.94%
Athene Global Funding, 5.58%, 01/09/2029(b)	3,363,000	3,395,363
Corebridge Global Funding,
6.66% (SOFR + 1.30%), 09/25/2026(b)(e)	5,344,000	5,378,703
5.90%, 09/19/2028(b)	1,087,000	1,128,730
5.20%, 01/12/2029(b)	2,680,000	2,692,410
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	$3,826,000	$3,672,118
Series 21-1, 2.66%, 06/29/2026(b)	10,423,000	9,739,003
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	762,000	791,863
GA Global Funding Trust, 5.50%, 01/08/2029(b)	4,247,000	4,275,460
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(f)	9,203,000	7,763,125
MetLife, Inc., 5.25%, 01/15/2054	909,000	927,265
Northwestern Mutual Global Funding,
4.35%, 09/15/2027(b)	653,000	643,616
4.71%, 01/10/2029(b)	6,700,000	6,735,470
Pacific Life Global Funding II,
6.41% (SOFR + 1.05%), 07/28/2026(b)(e)	5,641,000	5,673,487
4.90%, 01/11/2029(b)	6,700,000	6,731,782
Principal Financial Group, Inc., 5.38%, 03/15/2033	561,000	577,284
Principal Life Global Funding II,
5.00%, 01/16/2027(b)	1,825,000	1,839,699
5.10%, 01/25/2029(b)	7,731,000	7,787,679
Sumitomo Life Insurance Co. (Japan), 5.88%(b)(c)(d)	3,751,000	3,759,944
		73,513,001
Managed Health Care–0.38%
Humana, Inc.,
5.75%, 12/01/2028	839,000	869,738
5.95%, 03/15/2034	2,343,000	2,472,428
UnitedHealth Group, Inc.,
5.00%, 10/15/2024	591,000	590,075
5.15%, 10/15/2025	413,000	416,953
5.25%, 02/15/2028	417,000	430,544
5.30%, 02/15/2030	659,000	683,822
5.35%, 02/15/2033	565,000	591,391
4.50%, 04/15/2033	213,000	209,882
5.05%, 04/15/2053	430,000	427,639
5.20%, 04/15/2063	356,000	357,103
		7,049,575
Marine Transportation–0.05%
A.P. Moller - Maersk A/S (Denmark), 5.88%, 09/14/2033(b)	869,000	904,803
Movies & Entertainment–0.05%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042	554,000	491,448
5.14%, 03/15/2052	445,000	382,773
		874,221
Multi-Family Residential REITs–0.10%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	1,817,000	1,869,318
Multi-line Insurance–0.09%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	911,000	921,441
New York Life Global Funding, 4.55%, 01/28/2033(b)	797,000	775,777
		1,697,218
Principal Amount		Value
Multi-Utilities–0.45%
Ameren Illinois Co., 4.95%, 06/01/2033	$525,000	$530,696
Black Hills Corp., 6.15%, 05/15/2034	1,515,000	1,591,555
Dominion Energy, Inc., 5.38%, 11/15/2032	903,000	916,540
NiSource, Inc.,
5.25%, 03/30/2028	224,000	228,570
5.40%, 06/30/2033	192,000	197,005
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	2,133,000	2,230,710
6.13%, 10/15/2033	1,246,000	1,332,812
WEC Energy Group, Inc.,
5.00%, 09/27/2025	715,000	715,431
5.15%, 10/01/2027	408,000	413,797
4.75%, 01/15/2028	333,000	332,950
		8,490,066
Office REITs–0.77%
Office Properties Income Trust,
4.25%, 05/15/2024	2,222,000	2,186,538
4.50%, 02/01/2025	1,404,000	1,218,196
2.65%, 06/15/2026(Acquired 05/13/2021; Cost $296,504)(g)	297,000	185,861
2.40%, 02/01/2027(Acquired 08/10/2021; Cost $1,135,670)(g)	1,137,000	631,626
Piedmont Operating Partnership L.P., 9.25%, 07/20/2028	9,463,000	10,079,684
		14,301,905
Oil & Gas Drilling–0.04%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	699,000	747,373
Oil & Gas Equipment & Services–0.05%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	866,000	884,687
Oil & Gas Exploration & Production–0.09%
ConocoPhillips Co.,
5.55%, 03/15/2054	774,000	809,374
5.70%, 09/15/2063	506,000	535,963
Pioneer Natural Resources Co., 5.10%, 03/29/2026	371,000	373,651
		1,718,988
Oil & Gas Refining & Marketing–0.04%
Phillips 66 Co., 5.30%, 06/30/2033	779,000	797,026
Oil & Gas Storage & Transportation–1.27%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(b)	639,000	653,358
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	500,000	511,514
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	713,000	735,939
Series NC5, 8.25%, 01/15/2084(c)	1,862,000	1,931,991
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.05%, 12/01/2026	$3,255,000	$3,345,740
6.40%, 12/01/2030	411,000	438,064
5.75%, 02/15/2033	298,000	305,410
6.55%, 12/01/2033	495,000	534,110
5.55%, 05/15/2034	1,480,000	1,489,647
5.95%, 05/15/2054	1,356,000	1,360,920
Kinder Morgan, Inc.,
4.80%, 02/01/2033	282,000	270,327
5.20%, 06/01/2033	743,000	737,536
5.45%, 08/01/2052	539,000	513,828
MPLX L.P.,
5.00%, 03/01/2033	445,000	435,559
4.95%, 03/14/2052	376,000	334,445
ONEOK, Inc.,
5.55%, 11/01/2026	393,000	399,781
5.65%, 11/01/2028	466,000	481,234
5.80%, 11/01/2030	1,186,000	1,233,301
6.10%, 11/15/2032	222,000	233,763
6.05%, 09/01/2033	1,150,000	1,208,052
6.63%, 09/01/2053	1,635,000	1,803,003
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	461,000	483,586
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	557,000	583,676
Targa Resources Corp., 5.20%, 07/01/2027	319,000	320,613
TransCanada PipeLines Ltd. (Canada), 6.20%, 03/09/2026	36,000	35,999
Western Midstream Operating L.P., 6.15%, 04/01/2033	618,000	637,487
Williams Cos., Inc. (The),
5.30%, 08/15/2028	1,953,000	1,990,935
5.65%, 03/15/2033	737,000	765,392
		23,775,210
Other Specialty Retail–0.02%
Tractor Supply Co., 5.25%, 05/15/2033	301,000	306,139
Packaged Foods & Meats–0.15%
J.M. Smucker Co. (The), 6.20%, 11/15/2033	710,000	768,917
Mars, Inc.,
4.55%, 04/20/2028(b)	1,173,000	1,175,136
4.65%, 04/20/2031(b)	588,000	586,385
McCormick & Co., Inc., 4.95%, 04/15/2033	254,000	253,904
		2,784,342
Passenger Airlines–0.28%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	1,204,945	1,077,710
Series 2021-1, Class A, 2.88%, 07/11/2034	449,667	383,363
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	338,514	334,612
4.75%, 10/20/2028(b)	867,674	854,935
Principal Amount		Value
Passenger Airlines–(continued)
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	$370,164	$373,808
Series 2019-2, Class AA, 2.70%, 05/01/2032	5,001	4,298
5.80%, 07/15/2037	2,072,000	2,111,833
		5,140,559
Personal Care Products–0.15%
Kenvue, Inc.,
5.05%, 03/22/2028	419,000	428,618
5.00%, 03/22/2030	729,000	747,254
4.90%, 03/22/2033	854,000	871,670
5.10%, 03/22/2043	379,000	388,834
5.20%, 03/22/2063	370,000	376,600
		2,812,976
Pharmaceuticals–0.81%
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(b)	1,295,000	1,324,893
6.38%, 11/21/2030(b)	2,270,000	2,317,978
6.50%, 11/21/2033(b)	1,612,000	1,643,452
Bristol-Myers Squibb Co.,
5.75%, 02/01/2031	1,691,000	1,797,805
5.90%, 11/15/2033	1,047,000	1,131,199
6.25%, 11/15/2053	687,000	777,986
6.40%, 11/15/2063	951,000	1,093,862
Eli Lilly and Co.,
4.70%, 02/27/2033	626,000	638,021
4.88%, 02/27/2053	603,000	607,156
4.95%, 02/27/2063	337,000	342,016
Merck & Co., Inc.,
4.90%, 05/17/2044	1,625,000	1,625,319
5.00%, 05/17/2053	439,000	440,136
5.15%, 05/17/2063	538,000	547,588
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	885,000	884,232
		15,171,643
Precious Metals & Minerals–0.06%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	1,168,000	1,152,906
Property & Casualty Insurance–0.02%
Travelers Cos., Inc. (The), 5.45%, 05/25/2053	412,000	439,164
Rail Transportation–0.28%
Norfolk Southern Corp.,
5.05%, 08/01/2030	937,000	956,812
5.55%, 03/15/2034	973,000	1,024,966
5.35%, 08/01/2054	861,000	879,049
5.95%, 03/15/2064	1,235,000	1,356,002
Union Pacific Corp.,
4.50%, 01/20/2033	513,000	509,860
5.15%, 01/20/2063	517,000	519,175
		5,245,864
Regional Banks–1.22%
Citizens Financial Group, Inc.,
5.84%, 01/23/2030(c)	2,234,000	2,250,299
2.64%, 09/30/2032	487,000	378,752
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Regional Banks–(continued)
Huntington Bancshares, Inc., 6.21%, 08/21/2029(c)	$2,540,000	$2,626,832
M&T Bank Corp., 5.05%, 01/27/2034(c)	473,000	446,417
Morgan Stanley Bank N.A.,
5.48%, 07/16/2025	1,343,000	1,357,259
4.75%, 04/21/2026	1,240,000	1,241,550
5.88%, 10/30/2026	2,571,000	2,644,329
4.95%, 01/14/2028(c)	3,769,000	3,780,102
Truist Financial Corp.,
6.05%, 06/08/2027(c)	1,058,000	1,078,067
4.87%, 01/26/2029(c)	511,000	505,383
7.16%, 10/30/2029(c)	964,000	1,041,372
5.44%, 01/24/2030(c)	1,045,000	1,054,275
4.92%, 07/28/2033(c)	616,000	579,724
6.12%, 10/28/2033(c)	345,000	358,493
5.87%, 06/08/2034(c)	922,000	944,884
5.71%, 01/24/2035(c)	2,407,000	2,448,577
		22,736,315
Restaurants–0.32%
McDonald’s Corp.,
4.80%, 08/14/2028	2,682,000	2,724,799
4.95%, 08/14/2033	2,082,000	2,121,952
5.15%, 09/09/2052	430,000	429,894
5.45%, 08/14/2053	694,000	723,311
		5,999,956
Retail REITs–0.14%
Kite Realty Group L.P., 5.50%, 03/01/2034	573,000	571,017
NNN REIT, Inc., 5.60%, 10/15/2033	515,000	527,157
Realty Income Corp., 5.63%, 10/13/2032	246,000	255,483
Regency Centers L.P., 5.25%, 01/15/2034	1,162,000	1,163,745
		2,517,402
Self-Storage REITs–0.25%
Extra Space Storage L.P.,
5.70%, 04/01/2028	301,000	308,355
5.40%, 02/01/2034	2,185,000	2,186,719
Public Storage Operating Co.,
5.13%, 01/15/2029	209,000	214,527
5.10%, 08/01/2033	1,202,000	1,225,983
5.35%, 08/01/2053	720,000	739,163
		4,674,747
Semiconductors–0.15%
Foundry JV Holdco LLC, 5.88%, 01/25/2034(b)	1,331,000	1,372,134
Micron Technology, Inc., 5.30%, 01/15/2031	1,367,000	1,381,623
		2,753,757
Single-Family Residential REITs–0.10%
Sun Communities Operating L.P., 5.50%, 01/15/2029	1,812,000	1,830,480
Principal Amount		Value
Sovereign Debt–0.58%
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/16/2030(b)	$3,391,000	$3,398,765
5.00%, 01/16/2034(b)	3,289,000	3,280,064
5.75%, 01/16/2054(b)	4,206,000	4,154,308
		10,833,137
Specialized Consumer Services–0.05%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)	940,000	932,998
Specialized Finance–0.06%
Blackstone Private Credit Fund, 6.25%, 01/25/2031(b)	1,214,000	1,208,846
Systems Software–0.12%
Oracle Corp.,
6.25%, 11/09/2032	461,000	497,424
4.90%, 02/06/2033	743,000	735,605
6.90%, 11/09/2052	506,000	594,743
5.55%, 02/06/2053	408,000	405,746
		2,233,518
Technology Hardware, Storage & Peripherals–0.02%
Leidos, Inc., 5.75%, 03/15/2033	447,000	461,575
Tobacco–0.45%
B.A.T Capital Corp. (United Kingdom),
7.08%, 08/02/2043	492,000	522,521
7.08%, 08/02/2053	407,000	432,480
Philip Morris International, Inc.,
5.13%, 11/17/2027	477,000	484,960
4.88%, 02/15/2028	1,961,000	1,977,856
5.25%, 09/07/2028	1,571,000	1,611,988
5.38%, 02/15/2033	2,012,000	2,054,612
5.63%, 09/07/2033	1,307,000	1,355,663
		8,440,080
Trading Companies & Distributors–0.24%
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(b)	950,000	972,291
5.75%, 03/01/2029(b)	3,479,000	3,473,873
		4,446,164
Transaction & Payment Processing Services–0.23%
Fiserv, Inc.,
5.38%, 08/21/2028	1,807,000	1,853,467
5.63%, 08/21/2033	1,288,000	1,342,186
Mastercard, Inc., 4.85%, 03/09/2033	1,095,000	1,125,194
		4,320,847
Wireless Telecommunication Services–0.26%
T-Mobile USA, Inc.,
5.05%, 07/15/2033	609,000	609,931
5.75%, 01/15/2034	1,490,000	1,570,554
5.65%, 01/15/2053	764,000	789,234
6.00%, 06/15/2054	477,000	521,789
5.50%, 01/15/2055	1,433,000	1,451,016
		4,942,524
Total U.S. Dollar Denominated Bonds & Notes (Cost $769,820,049)		783,698,724
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–34.00%
Collateralized Mortgage Obligations–0.40%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 to 02/25/2033(h)(i)	$928,312	$127,820
7.50%, 11/25/2029(h)	5,664	777
7.00%, 04/25/2032(h)	557,625	94,771
6.00%, 06/25/2033 to 03/25/2036(h)(i)	610,828	92,328
5.50%, 09/25/2033 to 06/25/2035(h)(i)	1,067,044	161,171
Fannie Mae REMICs,
4.50%, 08/25/2025	1,598	1,582
5.50%, 12/25/2025 to 07/25/2046(h)	1,861,265	1,088,660
7.00%, 07/25/2026 to 04/25/2033(h)	403,485	51,471
4.00%, 08/25/2026 to 08/25/2047(h)	1,013,098	163,867
6.50%, 10/25/2028 to 10/25/2031	90,650	92,127
6.00%, 11/25/2028	49,133	49,583
7.50%, 12/25/2029	271,113	277,751
6.46% (30 Day Average SOFR + 1.11%), 07/25/2032(e)	44,616	45,155
5.86% (30 Day Average SOFR + 0.51%), 03/25/2033(e)	12,310	12,206
5.71% (30 Day Average SOFR + 0.36%), 08/25/2035(e)	33,937	33,555
4.18% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	101,150	115,008
6.40% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	62,632	63,080
5.00%, 04/25/2040	51,138	50,556
IO, 2.69% (8.15% - (30 Day Average SOFR + 0.11%)), 04/25/2027(e)(h)	29,397	1,338
3.00%, 11/25/2027(h)	646,585	21,036
1.64% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(e)(h)	9,055	510
4.35% (9.80% - (30 Day Average SOFR + 0.11%)), 03/17/2031(e)(h)	13	0
2.29% (7.75% - (30 Day Average SOFR + 0.11%)), 07/25/2031 to 02/25/2032(e)(h)	42,406	3,759
2.39% (7.85% - (30 Day Average SOFR + 0.11%)), 11/18/2031(e)(h)	36,897	3,067
2.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(e)(h)	90,193	8,058
1.79% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(e)(h)	66,055	6,028
2.49% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032 to 07/25/2032(e)(h)	101,502	7,747
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 02/25/2032 to 03/25/2032(e)(h)	$11,221	$668
1.00% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(e)(h)	111,170	2,233
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(e)(h)	292,427	23,292
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(e)(h)	215,836	22,875
2.54% (8.00% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(h)	135,886	11,478
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(e)(h)	38,949	3,146
2.74% (8.20% - (30 Day Average SOFR + 0.11%)), 01/25/2033(e)(h)	205,192	20,211
2.79% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(e)(h)	138,799	19,435
2.09% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(e)(h)	154,304	16,422
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 02/25/2035 to 05/25/2035(e)(h)	320,300	26,018
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(e)(h)	57,687	4,079
1.14% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(e)(h)	200,281	12,066
3.50%, 08/25/2035(h)	3,251,973	377,286
0.64% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(e)(h)	164,262	13,933
1.12% (6.58% - (30 Day Average SOFR + 0.11%)), 06/25/2036(e)(h)	10,295	983
0.59% (6.05% - (30 Day Average SOFR + 0.11%)), 07/25/2038(e)(h)	71,593	2,063
1.09% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(e)(h)	299,971	24,982
0.69% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(e)(h)	772,264	88,616
0.44% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(e)(h)	5,534,638	490,326
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(i)	$60,887,434	$164,834
Series KC03, Class X1, IO, 0.63%, 11/25/2024(i)	39,029,796	125,684
Series K734, Class X1, IO, 0.65%, 02/25/2026(i)	32,406,229	304,194
Series K735, Class X1, IO, 1.10%, 05/25/2026(i)	33,261,841	568,897
Series K093, Class X1, IO, 1.08%, 05/25/2029(i)	26,722,917	1,075,520
Freddie Mac REMICs,
IO, 2.19% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(e)(h)	97,196	4,555
3.00%, 06/15/2027 to 05/15/2040(h)	2,183,551	74,931
2.50%, 05/15/2028(h)	525,577	17,848
2.24% (7.70% - (30 Day Average SOFR + 0.11%)), 03/15/2029(e)(h)	10,638	290
2.64% (8.10% - (30 Day Average SOFR + 0.11%)), 09/15/2029(e)(h)	5,530	309
2.29% (7.75% - (30 Day Average SOFR + 0.11%)), 01/15/2032(e)(h)	79,776	6,690
1.59% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(e)(h)	182,968	11,340
1.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(e)(h)	189,645	9,859
1.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(e)(h)	131,475	7,096
1.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(e)(h)	680,732	43,989
1.19% (6.65% - (30 Day Average SOFR + 0.11%)), 07/15/2035(e)(h)	329,388	34,157
1.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(e)(h)	65,972	6,500
0.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(e)(h)	38,312	3,282
0.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(e)(h)	955,635	79,100
0.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(e)(h)	247,700	17,658
0.64% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(e)(h)	851,243	69,323
4.00%, 03/15/2045(h)	222,873	6,361
6.50%, 02/15/2028 to 06/15/2032	457,798	466,849
6.00%, 04/15/2029	28,209	28,452
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
6.36% (30 Day Average SOFR + 1.01%), 07/15/2031(e)	$35,472	$35,715
7.00%, 03/15/2032	123,630	129,398
3.50%, 05/15/2032	106,658	104,051
6.46% (30 Day Average SOFR + 1.11%), 06/15/2032(e)	147,084	148,906
4.73% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	29,004	35,065
5.86% (30 Day Average SOFR + 0.51%), 09/15/2035(e)	72,525	71,540
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(h)	44,753	3,179
3.00%, 12/15/2027(h)	828,274	35,005
3.27%, 12/15/2027(i)	223,257	8,465
6.50%, 02/01/2028(h)	4,654	392
7.50%, 12/15/2029(h)	15,895	2,073
6.00%, 12/15/2032(h)	49,434	5,701
PO, 0.00%, 06/01/2026(j)	3,614	3,453
		7,443,784
Federal Home Loan Mortgage Corp. (FHLMC)–3.43%
6.00%, 07/01/2024 to 08/01/2053	26,228,184	26,796,290
9.00%, 01/01/2025 to 05/01/2025	260	263
6.50%, 07/01/2028 to 04/01/2034	54,896	57,016
7.00%, 10/01/2031 to 10/01/2037	515,026	538,745
5.50%, 09/01/2039 to 08/01/2053	36,375,875	36,594,603
		63,986,917
Federal National Mortgage Association (FNMA)–2.33%
6.50%, 12/01/2029 to 11/01/2031	337,135	345,277
7.50%, 01/01/2033 to 08/01/2033	375,621	385,308
7.00%, 04/01/2033 to 04/01/2034	210,920	217,571
5.50%, 02/01/2035 to 09/01/2053	34,061,975	34,249,652
4.00%, 05/01/2052	8,780,713	8,344,838
		43,542,646
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value
Government National Mortgage Association (GNMA)–7.00%
ARM, 3.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2025 to 07/20/2027(e)	$613	$608
IO, 1.10% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(e)(h)	471,816	34,104
1.20% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(e)(h)	1,312,950	79,976
4.50%, 09/16/2047(h)	2,378,383	364,944
0.75% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(e)(h)	2,022,609	263,987
TBA, 2.50%, 02/01/2054(k)	69,445,000	60,052,099
4.50%, 02/01/2054(k)	39,787,000	38,741,785
5.50%, 02/01/2054(k)	30,947,000	31,149,780
		130,687,283
Uniform Mortgage-Backed Securities–20.84%
TBA, 2.50%, 02/01/2054(k)	80,000,000	67,285,714
3.00%, 02/01/2054(k)	80,000,000	70,031,250
3.50%, 02/01/2054(k)	43,000,000	39,139,912
4.00%, 02/01/2054(k)	16,410,000	15,448,109
4.50%, 02/01/2054(k)	56,409,000	54,544,836
5.00%, 02/01/2054(k)	83,579,000	82,497,234
5.50%, 02/01/2054(k)	59,800,000	59,979,558
		388,926,613
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $637,583,449)		634,587,243

Asset-Backed Securities–21.27%
AGL CLO 29 Ltd., Series 2024-29A, Class A1, 0.00% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(e)	9,655,000	9,662,241
Alternative Loan Trust,
Series 2005-21CB, Class A7, 5.50%, 06/25/2035	509,325	392,921
Series 2005-29CB, Class A4, 5.00%, 07/25/2035	235,165	132,684
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,415,000	4,006,477
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(l)	432,228	411,655
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(l)	1,384,700	1,292,714
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(l)	887,960	754,395
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(l)	2,318,450	1,970,305
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(m)	4,212,986	3,826,122
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)(m)	1,637,993	1,655,926
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$6,614,000	$6,371,190
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	1,463,000	1,472,383
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	5,238,000	5,314,603
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR2, 6.77% (3 mo. Term SOFR + 1.44%), 07/25/2034(b)(e)	7,338,000	7,342,975
Series 2021-1A, Class A, 6.62% (3 mo. Term SOFR + 1.32%), 04/18/2034(b)(e)	2,317,000	2,318,006
Series 2022-1A, Class A1, 6.62% (3 mo. Term SOFR + 1.32%), 04/18/2035(b)(e)	2,354,000	2,353,204
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	157,381	130,341
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(l)	59,716	51,874
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	184,627	149,443
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(i)	23,424,812	832,548
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(l)	3,480,350	2,956,838
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(l)	3,481,159	2,838,597
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(l)	3,207,880	2,832,269
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(l)	3,656,421	3,115,530
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(l)	4,460,993	3,648,678
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	130,698	121,603
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	318,068	295,544
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(i)	24,268,974	392,014
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(l)	706,352	659,344
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 6.30% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(e)	2,220,000	2,204,446
Series 2021-VOLT, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 09/15/2036(b)(e)	4,080,000	4,028,500
Series 2021-VOLT, Class B, 6.40% (1 mo. Term SOFR + 1.06%), 09/15/2036(b)(e)	3,595,000	3,540,271
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	$1,625,000	$1,652,826
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	3,670,000	3,643,377
Series 2022-LBA6, Class B, 6.63% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	2,265,000	2,242,100
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	1,215,000	1,201,465
Carlyle US CLO Ltd., Series 2021-1A, Class A1, 6.72% (3 mo. Term SOFR + 1.40%), 04/15/2034(b)(e)	3,938,000	3,939,737
CarMax Auto Owner Trust,
Series 2022-4, Class A4, 5.70%, 07/17/2028	7,031,000	7,182,446
Series 2024-1, Class A3, 4.92%, 10/16/2028	5,840,000	5,871,258
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(i)	9,949,994	229,075
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.56% (3 mo. Term SOFR + 1.24%), 04/20/2031(b)(e)	3,216,886	3,215,258
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(l)	64,386	59,510
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.46%, 01/25/2036(l)	348,561	313,507
CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.46%), 10/17/2031(b)(e)	1,497,000	1,498,019
Series 2016-1A, Class ARR, 6.75% (3 mo. Term SOFR + 1.34%), 10/21/2031(b)(e)	1,538,000	1,538,594
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(i)	23,881,909	694,739
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	540,062	508,404
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(l)	3,508,272	2,869,441
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(l)	18,324	18,234
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(l)	1,652,619	1,416,216
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(l)	2,514,170	2,210,989
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(m)	2,449,966	2,256,781
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(l)	3,417,906	3,242,520
Principal Amount		Value

COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	$150,706	$149,339
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	2,721,063	2,685,686
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	5,720,000	5,448,093
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(l)	565,878	482,850
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(l)	794,691	695,607
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(l)	3,150,341	2,957,060
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(l)	1,890,000	1,666,513
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(l)	3,484,858	3,428,112
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	10,613,000	9,013,386
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	573,763	277,947
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	3,230,000	3,233,660
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 6.66% (3 mo. Term SOFR + 1.34%), 01/15/2034(b)(e)	1,078,634	1,079,422
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(l)	150,634	146,052
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(l)	266,308	225,969
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(l)	2,417,167	2,088,969
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(m)	3,240,695	3,226,051
Extended Stay America Trust, Series 2021-ESH, Class B, 6.83% (1 mo. Term SOFR + 1.49%), 07/15/2038(b)(e)	1,584,802	1,572,596
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. Term SOFR + 0.76%), 11/25/2035(e)	348,638	151,369
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(l)	5,475,160	4,810,979
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(l)	1,170,062	1,031,156
FREMF Mortgage Trust,
Series 2015-K44, Class B, 3.85%, 01/25/2048(b)(l)	1,175,000	1,150,347
Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(l)	1,040,000	1,001,892
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(b)	4,952,710	4,999,094
GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 6.65% (3 mo. Term SOFR + 1.33%), 01/20/2033(b)(e)	1,712,000	1,712,661
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 6.65% (3 mo. Term SOFR + 1.33%), 10/20/2032(b)(e)	$2,190,000	$2,194,249
Golub Capital Partners CLO 40(B) Ltd., Series 2019-40A, Class AR, 6.68% (3 mo. Term SOFR + 1.35%), 01/25/2032(b)(e)	5,264,000	5,217,766
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	3,780,000	3,248,811
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(l)	2,886,774	2,542,805
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.65%, 07/25/2035(l)	43,231	39,093
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	1,322,000	1,208,185
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	705,000	644,576
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	432,000	418,446
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031(b)	1,470,000	1,482,297
IP Lending VII Ltd., Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(f)	5,493,000	5,547,930
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	517,802	479,231
Series 2014-C20, Class AS, 4.04%, 07/15/2047	3,950,000	3,883,063
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(l)	185,742	180,926
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(l)	4,045,965	3,347,594
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class AS, 4.07%, 11/15/2047	6,036,000	5,584,131
Series 2015-C27, Class XA, IO, 1.14%, 02/15/2048(i)	30,663,732	211,049
Series 2015-C28, Class AS, 3.53%, 10/15/2048	3,400,000	3,273,279
KKR CLO 27 Ltd., Series A, 6.59% (3 mo. Term SOFR + 1.28%), 10/15/2032(b)(e)	3,083,000	3,087,600
KKR CLO 30 Ltd., Series 30A, Class A1R, 6.60% (3 mo. Term SOFR + 1.28%), 10/17/2031(b)(e)	3,771,000	3,773,655
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(l)	5,509	5
Principal Amount		Value

Life Mortgage Trust,
Series 2021-BMR, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	$2,255,916	$2,231,311
Series 2021-BMR, Class B, 6.33% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	3,671,394	3,619,434
Series 2021-BMR, Class C, 6.55% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	1,543,263	1,517,810
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.72% (3 mo. Term SOFR + 1.41%), 04/19/2033(b)(e)	10,755,000	10,776,994
Madison Park Funding XXXIII Ltd., Series 2019-33A, Class AR, 6.60% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(e)	3,717,000	3,718,405
Med Trust, Series 2021-MDLN, Class A, 6.40% (1 mo. Term SOFR + 1.06%), 11/15/2038(b)(e)	2,647,295	2,623,257
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(l)	2,257,556	1,985,444
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(l)	2,199,139	1,931,342
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(l)	2,861,524	2,472,375
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 6.15% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(e)	1,945,000	1,923,951
Series 2021-STOR, Class B, 6.35% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(e)	1,460,000	1,440,351
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class AS, 3.83%, 12/15/2047	5,035,000	4,903,324
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(i)	10,560,645	289,466
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 6.59% (3 mo. Term SOFR + 1.28%), 04/19/2030(b)(e)	4,402,827	4,405,002
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 6.64% (3 mo. Term SOFR + 1.32%), 04/16/2033(b)(e)	3,402,000	3,404,082
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(l)	2,302,717	2,112,526
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(l)	$2,994,158	$2,602,161
Series 2022-NQM2, Class A1, 2.96%, 01/25/2062(b)(l)	3,549,327	3,286,151
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(m)	2,217,595	2,074,726
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(m)	2,305,000	1,990,306
Series 2022-NQM8, Class A1, 6.10%, 09/25/2062(b)(m)	4,617,827	4,637,506
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(l)	2,529,967	2,237,392
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 6.54% (3 mo. Term SOFR + 1.22%), 07/15/2030(b)(e)	3,007,915	3,010,174
Series 2020-8RA, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/17/2032(b)(e)	6,027,000	6,040,042
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 6.63% (3 mo. Term SOFR + 1.31%), 07/20/2030(b)(e)	4,033,158	4,034,626
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.80% (3 mo. Term SOFR + 1.48%), 01/15/2033(b)(e)	5,507,000	5,516,472
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.84% (3 mo. Term SOFR + 1.52%), 01/20/2033(b)(e)	5,076,061	5,088,188
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(l)	3,495,107	2,893,056
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)(m)	5,525,790	5,680,817
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	2,382,796	2,103,077
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	3,192,115	3,130,891
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	5,757,000	5,988,785
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 6.67% (3 mo. Term SOFR + 1.30%), 02/20/2030(b)(e)	3,309,429	3,310,340
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	43,065	32,474
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	230,404	180,860
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(l)	318,455	304,696
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	1,920,785	1,855,484
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(l)	4,114,144	3,750,818
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(l)	1,735,517	1,568,118
Principal Amount		Value

Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	$1,816,600	$1,567,604
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,777,533	1,443,011
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(l)	1,588,344	1,408,112
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(l)	111,872	105,220
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(l)	4,330,130	3,660,670
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(l)	3,173,645	2,769,699
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.85% (3 mo. Term SOFR + 1.55%), 04/18/2033(b)(e)	3,000,000	3,000,909
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	3,283,020	2,940,471
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.86% (3 mo. Term SOFR + 1.54%), 04/20/2033(b)(e)	4,685,000	4,690,172
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	3,934,542	3,478,236
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(i)	15,459,205	386,990
Verus Securitization Trust,
Series 2020-1, Class A1, 3.42%, 01/25/2060(b)(m)	649,003	621,997
Series 2020-1, Class A2, 3.64%, 01/25/2060(b)(m)	817,822	785,039
Series 2020-INV1, Class A1, 1.98%, 03/25/2060(b)(l)	51,940	51,439
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(l)	742,963	652,134
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(l)	3,413,400	2,978,935
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(l)	993,279	903,213
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(m)	2,359,810	2,142,136
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(m)	3,562,799	3,359,736
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(m)	1,207,210	1,212,026
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(m)	1,679,048	1,704,586
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	674,078	608,894
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.88%, 10/25/2033(l)	169,692	159,435
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	267,054	235,635
Series 2005-AR16, Class 1A1, 4.93%, 12/25/2035(l)	256,722	229,850
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Principal Amount		Value

Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	$138,410	$138,047
Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(i)	17,605,109	476,324
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	593,684	548,861
Series 2014-C20, Class AS, 4.18%, 05/15/2047	1,693,000	1,604,633
Series 2014-C25, Class AS, 3.98%, 11/15/2047	5,225,000	5,011,190
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	5,708,625	5,033,327
Total Asset-Backed Securities (Cost $423,170,369)		397,060,403
U.S. Treasury Securities–20.71%
U.S. Treasury Bonds–6.60%
4.75%, 11/15/2043	38,832,500	41,119,977
4.13%, 08/15/2053	83,574,900	82,203,749
		123,323,726
U.S. Treasury Notes–14.11%
4.25%, 01/31/2026	64,949,700	64,985,220
4.00%, 01/15/2027	51,719,500	51,711,419
4.00%, 01/31/2029	47,322,000	47,610,368
4.00%, 01/31/2031	4,149,700	4,171,745
4.50%, 11/15/2033	90,826,000	94,856,404
		263,335,156
Total U.S. Treasury Securities (Cost $375,480,177)		386,658,882

Agency Credit Risk Transfer Notes–0.54%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R03, Class 1M1, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	3,146,175	3,193,467
Series 2022-R04, Class 1M1, 7.34% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	1,587,761	1,610,196
Series 2023-R02, Class 1M1, 7.64% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	1,211,808	1,243,158
Freddie Mac,
Series 2022-DNA3, Class M1A, STACR®, 7.34% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)	2,227,351	2,257,316
Series 2022-DNA6, Class M1, STACR®, 7.49% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(e)	706,343	714,946
Series 2023-DNA1, Class M1, STACR®, 7.44% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	1,016,390	1,035,252
Total Agency Credit Risk Transfer Notes (Cost $9,895,828)		10,054,335
Principal Amount		Value

Municipal Obligations–0.32%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	$1,370,000	$1,270,086
Series 2022, RB, 4.35%, 06/01/2041	995,000	905,316
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	4,965,000	3,751,105
Total Municipal Obligations (Cost $7,385,211)		5,926,507
Shares
Preferred Stocks–0.31%
Diversified Financial Services–0.31%
Apollo Global Management, Inc., 7.63%, Pfd. (Cost $5,384,375)(c)	215,375	5,834,509
Common Stocks & Other Equity Interests–0.00%
Agricultural Products & Services–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032 (Cost $0)(f)(n)	28	0
Money Market Funds–7.17%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(o)(p)	47,558,467	47,558,467
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(o)(p)	31,886,824	31,905,956
Invesco Treasury Portfolio, Institutional Class, 5.22%(o)(p)	54,352,533	54,352,533
Total Money Market Funds (Cost $133,794,227)		133,816,956
TOTAL INVESTMENTS IN SECURITIES–126.31% (Cost $2,362,513,685)		2,357,637,559
OTHER ASSETS LESS LIABILITIES—(26.31)%		(491,052,495)
NET ASSETS–100.00%		$1,866,585,064
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
BDC	– Business Development Company
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $556,340,099, which represented 29.81% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2024.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The aggregate value of these securities at January 31, 2024 was $817,487, which represented less than 1% of the Fund’s Net Assets.
(h)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(j)	Zero coupon bond issued at a discount.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2024.
(m)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(n)	Non-income producing security.
(o)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$126,743,663	$66,613,225	$(145,798,421)	$-	$-	$47,558,467	$1,584,337
Invesco Liquid Assets Portfolio, Institutional Class	88,438,077	47,580,875	(104,141,730)	254	28,480	31,905,956	1,143,674
Invesco Treasury Portfolio, Institutional Class	144,849,901	76,129,399	(166,626,767)	-	-	54,352,533	1,808,583
Total	$360,031,641	$190,323,499	$(416,566,918)	$254	$28,480	$133,816,956	$4,536,594

(p)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	146	March-2024	$30,025,812	$291,705	$291,705
U.S. Treasury 5 Year Notes	64	March-2024	6,937,000	(5,733)	(5,733)
U.S. Treasury Long Bonds	269	March-2024	32,910,469	1,739,491	1,739,491
U.S. Treasury Ultra Bonds	281	March-2024	36,310,469	1,299,822	1,299,822
Subtotal—Long Futures Contracts				3,325,285	3,325,285
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	462	March-2024	$(51,895,594)	$(433,943)	$(433,943)
U.S. Treasury 10 Year Ultra Notes	1,380	March-2024	(161,287,500)	(4,910,676)	(4,910,676)
Subtotal—Short Futures Contracts				(5,344,619)	(5,344,619)
Total Futures Contracts				$(2,019,334)	$(2,019,334)

(a)	Futures contracts collateralized by $8,095,680 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Core Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$775,935,599	$7,763,125	$783,698,724
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	634,587,243	—	634,587,243
Asset-Backed Securities	—	391,512,473	5,547,930	397,060,403
U.S. Treasury Securities	—	386,658,882	—	386,658,882
Agency Credit Risk Transfer Notes	—	10,054,335	—	10,054,335
Municipal Obligations	—	5,926,507	—	5,926,507
Preferred Stocks	5,834,509	—	—	5,834,509
Common Stocks & Other Equity Interests	—	—	—	—
Money Market Funds	133,816,956	—	—	133,816,956
Total Investments in Securities	139,651,465	2,204,675,039	13,311,055	2,357,637,559
Other Investments - Assets*
Futures Contracts	3,331,018	—	—	3,331,018
Other Investments - Liabilities*
Futures Contracts	(5,350,352)	—	—	(5,350,352)
Total Other Investments	(2,019,334)	—	—	(2,019,334)
Total Investments	$137,632,131	$2,204,675,039	$13,311,055	$2,355,618,225

*	Unrealized appreciation (depreciation).
Invesco Core Bond Fund